Restricted Cash and Deposits	12 Months Ended
Dec. 31, 2025
Restricted Cash and Deposits [Abstract]
Restricted Cash and Deposits

Note 5 - Restricted Cash and Deposits

	December 31
	2025	2024
	€in thousands
Short-term restricted cash (1)	656	656

Restricted cash and bank deposits, long-term(1)	16,071	17,052

(1)	Deposits used to secure obligations under agreements (see Notes 6 and 21E(3)) and loan agreements (see Note 11).